SHARE CAPITAL	12 Months Ended
Dec. 31, 2013
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
9.	SHARE CAPITAL

a)	Authorized Share Capital

The authorized share capital of the Company consists of 500,000,000 common shares with a par value of $0.0001 per share. Each common share entitles the holder to one vote and no holder of the common shares shall be entitled to any right of cumulative voting.

b)	Issued Share Capital

As of December 31, 2013, the Company had outstanding 62,753,840 (December 31, 2012 – 62,753,840) common shares.

c)	Stock Based Compensation

On December 14, 2011, the Company established a new stock option plan (the “New Plan”). In establishing the New Plan, the Company’s board of directors also provided that no additional awards will be made under the Company’s 2010 Performance and Equity Incentive Plan (the “2010 Plan”) and terminated the 2010 Plan effective upon the exercise, expiry, termination or cancellation of all of the currently outstanding stock options that were granted under the 2010 Plan. Stock options may be granted under the New Plan from time to time by the board of directors of the Company to such directors, officers, employees and consultants of the Company or a subsidiary of the Company, and in such numbers, as are determined by the board at the time of the granting of the stock options. The number of common shares of the Company reserved from time to time for issuance to optionees pursuant to stock options granted under the New Plan shall not exceed 11,000,000 common shares. The exercise price of each stock option granted under the New Plan shall be determined in the discretion of the board of directors of the Company at the time of the granting of the stock option, provided that the exercise price shall not be lower than the last closing price of the Company’s common shares on the TSX Venture Exchange prior to the date the stock option is granted.

As at December 31, 2013, the Company had 1,425,000 (December 31, 2012 – 1,825,000) stock options outstanding to acquire common shares at a weighted average exercise price of $0.90. The remaining weighted average contractual life of outstanding options is 2.34 years.  All of the stock options granted are expected to vest. As of December 31, 2013, the forfeiture estimate of the outstanding options is 0%. The number of stock options forfeited, cancelled, expired and exercised during the year ended December 31, 2013 was 400,000. There were 1,287,500 stock options exercisable and 137,500 stock options unvested as at December 31, 2013. The weighted average fair value of options granted in 2013 is $0.00 (December 31, 2012 - $0.48). The weighted average fair value of options vested in 2013 is $0.52 (December 31, 2012 - $0.93). The weighted average exercise price of the options exercisable is $0.89 and options expected to vest is $0.90 with a remaining weighted average contractual lives of 2.26 years and 2.34 years, respectively. As at December 31, 2013, the intrinsic value of the outstanding options was $nil because all outstanding options were out of the money.

During the year ended December 31, 2013, the Company recognized as stock based compensation expense (included in general and administrative expenses) in the consolidated statements of operations $190,292 (year ended December 31, 2012 - $581,295 and year ended December 31, 2011 - $582,081). This amount was credited accordingly to additional paid-in capital in the balance sheet. As at December 31, 2013 the unrecognized stock based compensation expense is $7,042 with a weighted average life of 2.34 years (December 31, 2012 - $217,650, 3.33 years).

The Black-Scholes option-pricing model was used to estimate values of all stock options granted in 2012 (no options granted in 2013) based on the following assumptions:

(i)	Risk-free interest rate: nil%, which is based on the 3-5 year Bank of Canada marketable bonds average yield (December 31, 2012 – 0.81% - 0.91%).
(ii)	Expected volatility: nil%, which is based on the Company’s historical stock price (December 31, 2012 – 67.11% - 67.33%).
(iii)	Expected life: nil (December 31, 2012 – 5 years).
(iv)	Expected dividends: $nil (December 31, 2012 - $nil).

d)	Loss Per Share

Loss per share was calculated on the basis of the weighted average number of common shares outstanding for the year ended December 31, 2013, amounting to 62,753,840 common shares (December 31, 2012 – 62,753,840, December 31, 2011 – 59,558,895).

Diluted loss per share was calculated using the treasury stock method. For the year ended December 31, 2013, stock options and warrants were not included in the weighted average number of diluted common shares outstanding as they were anti-dilutive.